Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Corporate tax rate	28.00%	28.00%	30.00%
Corporate inhabitant tax rate	20.70%	20.70%	20.70%
Enterprise tax rate	7.50%	7.50%	7.50%
Statutory income tax rate	38.00%	38.00%	40.90%
Net change in the total valuation allowance	¥ 2,392	¥ 843	¥ 1,945
Operating loss carryforwards	42,942
Change in realization of deferred tax assets [Member]
Income Taxes [Line Items]
Net change in the total valuation allowance	(42)	314	0
Net operating loss carryforwards [Member]
Income Taxes [Line Items]
Net change in the total valuation allowance	¥ 229	¥ 185	¥ 241
April 1, 2012 to March 31, 2015 [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate		38.00%	38.00%
April 1, 2015 and thereafter [Member]
Income Taxes [Line Items]
Aggregate statutory income tax rate		35.60%	35.60%